Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Super deduction for research and development expenses	¥ 2,632	¥ 4,719	¥ 5,969
Tax Year 2008 [Member]
Effective income tax rate reconciliation non-deductible expense research and development percentage	150.00%
Effective income tax rate reconciliation non-deductible expense research and development additional deduction percentage	50.00%
Tax Year 2018 [Member]
Effective income tax rate reconciliation non-deductible expense research and development percentage	175.00%
Effective income tax rate reconciliation non-deductible expense research and development additional deduction percentage	75.00%